Taxes (Tables)	6 Months Ended
Dec. 31, 2025
Taxes
Schedule of significant components of the provision for income taxes

	For the six months	For the six months
	ended	ended
	December 31, 2025	December 31, 2024
	(unaudited)	(unaudited)
Cayman	$(8,704,999)	$(2,788,535)
United States	65,663	(30,538)
Canada	—	—
Singapore	—	—
	$(8,639,336)	$(2,819,073)

Schedule of significant components of deferred tax assets

	December 31,	June 30,
	2025	2025
	(unaudited)
Deferred tax assets
Net operating loss carryforward in the U.S.	6,473,128	6,480,712
Net operating loss carryforward in Canada	53,361	53,361
Net operating loss carryforward in Singapore	—	—
Valuation allowance	(6,526,489)	(6,534,073)
Total net deferred tax assets	$—	$—